SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable,	$ 547,117	$ 980,943
Accrued expenses	2,170,215	35,022
Accrued credit card payables	36,103	119,896
Other accrued liabilities	5,725	7,721
Accounts payable and other accrued liabilities	$ 2,759,160	$ 1,143,582